SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2014
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Shorter of lease terms and estimated useful lives
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years